Investment in Associates - Schedule of Financial Information Own Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021 [2]
Disclosure of detailed information about investment property [line items]
Total non-current assets	$ 2,019,452		$ 1,863,053	[1]
Total current assets	2,272,758		2,146,680	[1]
Non-current liabilities	(1,920,617)		(912,946)	[1]
Current liabilities	(3,622,584)		(3,186,718)	[1]
The Group's share of net liabilities	(15,385)
Elimination Of Effect Of Downstream Sales	13,904
Unrecognized Losses in Polestar Technology	1,407
Other Reconciling Items	74
Carrying Amount Of Group Investment	0
Revenue	2,368,085		2,440,818	[2]	$ 1,343,625
Net loss	(1,181,875)	[3]	(479,017)	[2],[3]	(969,808)
Finance expense	213,242		$ 108,402	[2]	$ 45,218
Polestar Technology
Disclosure of detailed information about investment property [line items]
Total non-current assets	19,295
Total current assets	95,770
Non-current liabilities	(8,774)
Current liabilities	(137,689)
Net liabilities	(31,398)
Revenue	1,445
Net loss	(91,247)
Finance expense	$ (44,711)

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[3]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.